Segment Information (Details) - Schedule of long-lived assets, classified by major geographic regions - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of long-lived assets, classified by major geographic regions [Line Items]
Long-lived assets	$ 267,065	$ 212,018
Long-lived assets percentage	100.00%	100.00%
PRC [Member]
Segment Information (Details) - Schedule of long-lived assets, classified by major geographic regions [Line Items]
Long-lived assets	$ 211,139	$ 198,921
Long-lived assets percentage	79.00%	94.00%
Asia & Pacific [Member]
Segment Information (Details) - Schedule of long-lived assets, classified by major geographic regions [Line Items]
Long-lived assets	$ 211,139	$ 198,921
Long-lived assets percentage	79.00%	94.00%
Germany [Member]
Segment Information (Details) - Schedule of long-lived assets, classified by major geographic regions [Line Items]
Long-lived assets	$ 21,966	$ 12,747
Long-lived assets percentage	8.00%	6.00%
United kingdom [Member]
Segment Information (Details) - Schedule of long-lived assets, classified by major geographic regions [Line Items]
Long-lived assets	$ 67	$ 120
Long-lived assets percentage	0.00%	0.00%
Europe [Member]
Segment Information (Details) - Schedule of long-lived assets, classified by major geographic regions [Line Items]
Long-lived assets	$ 22,033	$ 12,867
Long-lived assets percentage	8.00%	6.00%
United States [Member]
Segment Information (Details) - Schedule of long-lived assets, classified by major geographic regions [Line Items]
Long-lived assets	$ 33,893	$ 230
Long-lived assets percentage	13.00%	0.00%